Nov. 19, 2018

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Trust I

JPMorgan Europe Dynamic Fund

Summary Prospectus and Prospectus dated March 1, 2018, as supplemented, and Summary Prospectus and Prospectus dated September 29, 2018, as supplemented

JPMorgan International Advantage Fund

Summary Prospectuses and Prospectuses dated March 1, 2018, as supplemented

JPMorgan International Value Fund

Summary Prospectuses and Prospectuses dated May 17, 2018, as supplemented

(All Share Classes)

(Each, a “Fund” and collectively, the “Funds”)

Supplement dated November 19, 2018

to the Summary Prospectuses and Prospectuses as dated above

Effective immediately, the “Investment Process” disclosure in the “Risk/Return Summary — What are the Fund’s main investment strategies?” section for each Fund is hereby revised to disclose how each Fund’s adviser integrates environmental, social and governance factors into each Fund’s investment process:

For the JPMorgan Europe Dynamic Fund: The fourth paragraph under the “Risk/Return Summary — What are the Fund’s main investment strategies?” section in each of the Fund’s prospectuses and summary prospectuses is hereby deleted in its entirety and replaced with the following:

Investment Process: In managing the Fund, the adviser uses a bottom-up stock selection process that focuses on the value, quality and momentum characteristics to decide which securities to buy and sell. As a part of this analysis, the adviser seeks to assess the risks presented by certain environmental, social and governance factors. While these particular risks are considered, securities of issuers presenting such risks may be purchased and retained by the Fund.

For the JPMorgan International Advantage Fund: The sixth paragraph under the “Risk/Return Summary — What are the Fund’s main investment strategies?” section in each of the Fund’s prospectuses and summary prospectuses is hereby deleted in its entirety and replaced with the following:

Investment Process: In managing the Fund, the adviser adheres to a disciplined process for security selection and portfolio construction. A proprietary multifactor model is used to quantitatively rank securities in the Fund’s investment universe on the basis of value and growth factors. Value is measured by valuation multiples, while momentum is captured by factors such as relative price strength and earnings revisions. As a part of this analysis, the adviser seeks to assess the risks presented by certain environmental, social and governance factors. While these particular risks are considered, securities of issuers presenting such risks may be purchased and retained by the Fund. Securities held in the Fund that the adviser believes have become over-valued and/or whose growth signals have deteriorated materially may be sold. Securities that are sold are generally replaced with the most attractive securities, on the basis of the adviser’s disciplined investment process.

For the JPMorgan International Value Fund: The fourth paragraph under the “Risk/Return Summary — What are the Fund’s main investment strategies?” section in each of the Fund’s prospectuses and summary prospectuses is hereby deleted in its entirety and replaced with the following:

Investment Process: In managing the Fund, the adviser seeks to identify securities that it believes present attractive valuations using behavioral based and quantitative screens, such as price to earnings ratios, and conducting fundamental analysis. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. These securities are then subjected to further analysis, including consideration of their momentum and quality characteristics, to seek to identify securities with values that the adviser believes will increase. As a part of this analysis, the adviser seeks to assess the risks presented by certain environmental, social and governance factors. While these particular risks are considered, securities of issuers presenting such risks may be purchased and retained by the Fund. Ordinarily, the adviser expects to invest across a large number of issuers in an effort to limit specific issuer risk.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE